EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL	12 Months Ended
Dec. 31, 2025
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL

26.EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL

During the year ended December 31, 2025, employee benefits expense recognized in the consolidated statements of income was $1,515.8 million (2024 — $1,345.0 million). In 2025 and 2024, there were no material related party transactions other than compensation of key management personnel. Key management personnel include the members of the Board and the senior leadership team.

The following table sets out the compensation of key management personnel:

	Year Ended December 31,
	2025	2024
Salaries, short-term incentives and other benefits	$12,682	$12,999
Post-employment benefits	3,745	3,779
Share-based payments	40,366	24,943
Total	$56,793	$41,721